Organization - Schedule of Assets and Liabilities (Details) - USD ($)	6 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
DISCONTINUED OPERATIONS
Total net revenue
Operation cost and expenses
Loss before income taxes benefit		(124,343)
Net loss from discontinued operations		(114,682)
Cash flows from discontinued operations:
Net losses		(114,682)
Prestige Asset International Inc.(“PAII”) [Member]
Assets
Cash	366
Accounts receivables	8,790
Tax receivable	49,491
Prepaid expenses and other assets	7,824
Total Assets	66,471
Liabilities
Accrued expenses and other current liabilities	(120,592)
Total liabilities	(120,592)
Net identifiable liabilities to be disposed	(54,121)
DISCONTINUED OPERATIONS
Total net revenue
Operation cost and expenses
Selling, general and administrative expenses		133,749
Total operation cost and expenses		133,749
Other income		(9,406)
Loss before income taxes benefit		(124,343)
Income taxes benefit		9,661
Net loss from discontinued operations		(114,682)
Cash flows from discontinued operations:
Net losses		(114,682)
Adjustments to reconcile net loss to net cash used in operating activities:
Amortization of Right-of-use assets		99,343
Interest on Lease liabilities		5,030
Gain on Lease Termination		(9,386)
Changes in operating assets and liabilities		3,730
Net cash used in operating activities		(15,965)
Effect of foreign exchange rate changes on cash and cash equivalents and restricted cash		14,691
Net decrease in cash and cash equivalents and restricted cash		(1,274)
Cash and cash equivalents and restricted cash at the beginning of year		1,720
Cash and cash equivalents and restricted cash at the end of year		$ 446